Other Current Assets and Assets Held for Sale - Additional Information (Detail) - Seismic Vessels [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets Held For Sale [Line Items]
Impairment on a seismic vessel	$ 24.4
Non-Current Assets Held for Sale [Member]
Assets Held For Sale [Line Items]
Impairment on a seismic vessel	$ 7.0
Number of seismic vessels classified as assets held for sale			3
Number of seismic vessels classified as assets held for sale, sold		2